Income taxes	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Income taxes [Text Block]
25.	Income taxes

(a)	Income tax expense

	2017	2016
	$	$

Current income taxes	1,003	1,352
Deferred income taxes (Note 25 (b)):
Origination and reversal of temporary differences	(28,128)	6,647
Impact of changes in tax rates	3,978	1,725
Deferred income taxes	(24,150)	8,372
Income taxes	(23,147)	9,724

The components that give rise to deferred income tax assets and liabilities are as follows:

	December 31,	December 31,
	2017	2016
	$	$
Deferred tax assets:
Stream interests	7,793	-
Share and debt issue expenses	2,286	3,824
Deferred and restricted share units	2,032	1,562
Non-capital losses	1,015	-
Other assets	223	25
Royalty interests and exploration and evaluation assets	-	2,567
	13,349	7,978
Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	(123,772)	(118,306)
Investments	(10,054)	(8,051)
Convertible debentures	(6,047)	(975)
Other liabilities	(238)	(598)
	(140,111)	(127,930)
	(126,762)	(119,952)

Deferred tax assets and liabilities have been offset in the balance sheet where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset.

(b)

The provision for income taxes presented in the consolidated financial statements differs from the amount that would arise using the statutory weighted average tax rate applicable to income of the consolidated entities, as a result of the following:

	2017	2016
	$	$

Earnings (loss) before income taxes	(65,935)	51,578
Income tax provision calculated using the combined Canadian federal and provincial statutory income tax rate	(17,671)	13,874
Increase (decrease) in income taxes resulting from:
Dividends received from a taxable Canadian corporation	-	(1,326)
Non-deductible expenses, net	1,606	1,265
Non-taxable portion of capital gains, net	(3,312)	(2,341)
Change in tax rates	(3,978)	(1,725)
Differences in foreign statutory tax rates	(134)	-
Other, net	342	(23)
Total income tax expense	(23,147)	9,724

The 2017 effective tax rate reflects a net income tax recovery of $3,978,000, including $4,245,000 related to the reduction of the U.S. Federal income tax rate from 35% to 21% for fiscal year 2018 (enacted on December 22, 2017), and $267,000 of income tax loss related to the reduction of the Québec income tax rate from 11.8% to 11.5% in 2020. The 2016 effective tax rate reflects an income tax recovery of $1,725,000 relating to the reduction of the Québec tax rate from 11.8% to 11.5% in 2020.

(c)	The 2017 movement for deferred tax assets and deferred tax liabilities may be summarized as follows:

			Benefit		Other	Business	Transla-
		Statement	from flow-		compre-	combi-	tion
	Dec. 31,	of income	through		hensive	naison	adjust-	Dec. 31,
	2016	(loss)	shares	Equity	income	(Note 7)	ments	2017
	$	$	$	$	$			$

Deferred tax assets:

Stream interests	-	294	-	-	-	7,499	-	7,793
Share and debt issue expenses	3,824	(1,639)	-	101	-	-	-	2,286
Deferred and restricted share units	1,562	470	-	-	-	-	-	2,032
Non-capital losses	-	-	-	-	-	1,015	-	1,015
Royalty interests and exploration and evaluation assets	2,567	(2,567)	-	-	-	-	-	-
Other assets	25	198	-	-	-	-	-	223

Deferred tax liabilities:

Royalty interests and exploration and evaluation assets	(118,306)	29,041	6,416	-	(3,241)	(37,576)	(106)	(123,772)
Investments	(8,051)	(2,167)	(2,315)	-	2,479	-	-	(10,054)
Convertible debentures	(975)	160	-	(5,232)	-	-	-	(6,047)

Other liabilities	(598)	360	-	-	-	-	-	(238)
	(119,952)	24,150	4,101	(5,131)	(762)	(29,062)	(106)	(126,762)

			Benefit		Other
		Statement	from flow-		compre-
	December 31,	of income	through		hensive	December 31,
	2015	(loss)	shares	Equity	income	2016
	$	$	$	$	$	$
Deferred tax assets:
Other assets	904	683	-	-	-	1,587
Non-capital losses	8,475	(8,475)	-	-	-	-
Royalty interests and exploration and evaluation assets	5,618	(3,051)	-	-	-	2,567
Share and debt issue expenses	2,829	(1,192)	-	2,187	-	3,824

Deferred tax liabilities:
Investments at fair value through other comprehensive income	-	(1,462)	(1,730)	-	(4,859)	(8,051)
Royalty interests and exploration and evaluation assets	(127,814)	5,543	3,965	-	-	(118,306)
Other liabilities	-	(418)	-	(1,155)	-	(1,573)
	(109,988)	(8,372)	2,235	1,032	(4,859)	(119,952)